Basis of Presentation and Statement of Compliance	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Presentation and Statement of Compliance
2.	Basis of Presentation and Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) on a historical cost basis, except for financial assets which are not held for the purpose of collecting contractual cash flows on specified dates and derivative assets and derivative liabilities which have been measured at fair value as at the relevant balance sheet date. The consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency, and all values are expressed in thousands unless otherwise noted. References to “Cdn$” refer to Canadian dollars.

The preparation of financial statements in accordance with IFRS requires the use of certain accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4.